Acquisitions - Summary of Proforma Information (Detail) - Davenport Acquisition [Member] - Summit Materials, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014
Business Acquisition [Line Items]
Revenue	$ 1,482,635	$ 1,317,911
Net income	$ 44,574	$ (33,373)